Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of Employee benefits

Details of employee benefits for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Wages and salaries	40,561	54,028	49,228
Share-based payments	1,746	2,837	13,307
Social Security	9,254	14,623	18,701
Total	51,561	71,488	81,236

Summary of Personnel Expenses Recognized for Share-based Payment Transactions

Details of the personnel expense recognized for share-based payment transactions are as follows:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Management stock option plan	—	143	2,915
RSU Employees	1,549	2,253	11,289
Performance based earn out in shares and RSU's management Ares	128	289	647
Performance based earn out in shares and RSU's management COIL	—	—	(744)
RSU Management	397	1,006	1,508
ESPP	22	135	265
Capitalization of share-based payment transactions in intangible assets	(350)	(989)	(2,573)
Total	1,746	2,837	13,307

Summary of Movements in Stock Options Until The Transaction Date

The following table illustrates the movements in stock options at December 31, excluding earn out payments in shares for the business combinations in 2022:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2024	675,691	1,932,862	1,013,609	2,333,924	2,596,440	222,800	8,775,326
Granted	—	—	—	1,704,758	—	—	1,704,758
Exercised	(2,280)	(92,822)	—	(794,224)	(375,000)	(284)	(1,264,610)
Reverse stock split	(641,874)	(1,816,126)	(962,929)	(1,766,120)	(1,825,366)	(181,118)	(7,193,533)
Cancelled	—	—	—	(694,849)	(334,168)	(32,148)	(1,061,165)
At December 31, 2025	31,537	23,914	50,680	783,489	61,906	9,250	960,776

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2023	910,382	3,003,867	1,013,609	2,984,802	1,458,334	350,615	9,721,609
Granted	—	—	—	1,822,625	1,720,415	—	3,543,040
Exercised	(229,291)	(1,063,152)	—	(1,101,262)	(248,976)	(95,926)	(2,738,607)
Other	(5,400)	5,400	—	—	—	—
Cancelled	—	(13,253)	—	(1,372,241)	(333,333)	(31,889)	(1,750,716)
At December 31, 2024	675,691	1,932,862	1,013,609	2,333,924	2,596,440	222,800	8,775,326

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	13,081,328
Granted	—	38,610	—	2,425,280	—	—	2,463,890
Exercised	(375,237)	(3,271,405)	(20,000)	(944,298)	(249,999)	(145,404)	(5,006,343)
Cancelled	—	(1,654)	—	(523,945)	(291,667)	—	(817,266)
At December 31, 2023	910,382	3,003,867	1,013,609	2,984,802	1,458,334	350,615	9,721,609

Summary Of Number Of Exercisable Options

The number of exercisable options at December 31, 2025, 2024 and 2023:

Number of exercisable options	2025	2024	2023
ESOP	31,537	675,691	910,382
MSOP	23,914	1,932,862	2,729,650
Founders	50,680	1,013,609	1,013,609
RSU	—	—	—
Total	106,131	3,622,162	4,653,641

Summary of Weighted Average Exercise Price For Both Share-based Payment Plans

The weighted average fair value and exercise price for each plan is calculated as follows, excluding earn out payments in shares for the business combinations in 2022:

	Units			Exercise price			Average fair value			Remaining
	2025	2024	2023	2025	2024	2023	2025	2024	2023	contractual life
Management stock option plan	23,914	1,932,862	3,003,867	0.042	0.0021	0.0021	61.40	3.07	2.91	All options are vested
Employee stock option plan	31,537	675,691	910,382	—	—	—	18.20	0.91	0.88	All options are vested
Founder Stock options plan	50,680	1,013,609	1,013,609	38.60	1.93	1.93	158.60	7.93	7.93	All options are vested
RSU Employees	783,489	2,333,924	2,984,802	—	—	—	4.49	0.33	1.55	2026-2028
RSU Coil & Ares	9,250	222,800	350,615	—	—	—	188.60	9.43	9.43	All options are vested
RSU Management	61,906	2,596,440	1,458,334	—	—	—	23.61	1.44	2.81	2026-2028
	960,776	8,775,326	9,721,609